Nature of the Business and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Nature of the Business and Summary of Significant Accounting Policies [Abstract]
Schedule of dilutive shares outstanding
	2017	2016

Convertible Notes	373,728	159,913
Stock Options	3,109,000	3,273,000
Stock Appreciation Rights	1,455,000	1,455,000
Warrants	6,572,124	6,771,521
Total Common Shares Issuable	11,509,852	11,659,434

	2016	2015
Convertible Notes	368,645	159,171
Stock Options	3,269,000	3,273,000
Stock Appreciation Rights	1,455,000	1,455,000
Warrants	6,572,124	6,771,521
Total Common Shares Issuable	11,664,769	11,658,692

Schedule of shareholders of LLC and their associated ownership percentages as registered with the Government of Oman
LLC Shareholder	Percent
OMAG*	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

* In April 2017, OMAG exercised its options to purchase all of the LLC shares owned by both CCC-Oman and CCC-Panama. See Note 11 – Subsequent Events.

LLC Shareholder	Percent Ownership
Omagine	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%